Leases - Lease liabilities maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 3,934	£ 2,340
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	668	425
Within 2 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	2,371	1,653
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities (undiscounted)	£ 895	£ 262